Components of Deferred Tax Liabilities Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Income Taxes [Line Items]
Pension liability	$ (73)	$ (54)
Employee benefits	(113)	(135)
Unrealized foreign exchange		(180)
Nondeductible reserves	(63)	(54)
Net operating loss and other tax carryforwards	(49)	(51)
Investment in subsidiary		(257)
Other	(16)	(14)
Gross deferred tax (assets)	(314)	(745)
Less valuation allowances	60	208
Net deferred tax (assets)	(254)	(537)
Property, plant and equipment	69	117
Intangibles	35	48
Unrepatriated earnings		763
Deferred tax liabilities	104	928
Total net deferred tax (assets) liabilities	$ (150)	$ 391